April 5, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, N.E.
Washington, DC 20549

Attention: Filings – Rule 497(j)

RE:	Dreyfus Manager Funds II
1933 Act File No. 333-104120
1940 Act File No. 811-21327
CIK No. 0001224568

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 14 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 29, 2010.

Please address any comments or questions to the undersigned at (212) 922-8023.

Sincerely,

/s/ Kara Dooley
Kara Dooley
Paralegal

KD/